Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of reconciliation of controlling interest due to different currencies
1
The difference relates to the method of accruing dollars using the historical exchange rates to translate each common stock and additional paid-in
capital transaction denominated in Mexican pesos to dollars. The cumulative effect from these changes in exchange rates is recognized against other equity reserves.

2
The difference relates with the method of accruing dollars using the exchange rates of each month during the period for income statement purposes. The cumulative effect from these changes in exchange rates is recognized against other equity reserves.

Summary of Breakdown of Common Stock and Additional Paid-in Capital
As of December 31, 2021 and 2020, the breakdown of consolidated common stock and additional paid-in
capital was as
follows:

	2021	2020

Common stock	$318	318
Additional paid-in capital	7,492	7,575

	$7,810	7,893

Summary of Common Stock
As of December 31, 2021 and 2020 the common stock of CEMEX, S.A.B. de C.V. was presented as follows:

	2021		2020
Shares 1	Series A 2	Series B 2	Series A 2	Series B 2

Subscribed and paid shares	29,457,941,452	14,728,970,726	29,457,941,452	14,728,970,726
Unissued shares authorized for executives’ stock compensation programs	881,442,830	440,721,415	881,442,830	440,721,415
Repurchased shares 3	—	—	756,323,120	378,161,560
Shares that guarantee/guaranteed the issuance of convertible securities 4	—	—	1,970,862,596	985,431,298
Shares authorized for the issuance of stock or convertible securities 5	—	—	302,144,720	151,072,360

	30,339,384,282	15,169,692,141	33,368,714,718	16,684,357,359

1
As of December 31, 2021 and 2020, 13,068,000,000 shares correspond to the fixed portion, and 32,441,076,423 shares as of December 31, 2021 and 36,985,072,077 shares as of December 31, 2020, correspond to the variable portion.

2	Series “A” or Mexican shares must represent at least 64% of CEMEX’s capital stock; Series “B” or free subscription shares must represent at most 36% of CEMEX’s capital stock.
3	Shares repurchased under the share repurchase program authorized by the Company’s shareholders (note 22.2).
4	Refers to those shares that guaranteed the conversion of a series of then outstanding convertible securities (note 18.2).
5	Shares that were authorized for issuance in a public offering or private placement and/or by issuance of new convertible securities.

Summary of other Equity Reserves and Subordinated Notes
As of December 31, 2021 and 2020, the caption of other equity reserves and subordinated notes was integrated as follows:

	2021	2020

Other equity reserves	$(2,365)	(2,453)
Subordinated notes	994	—

	$(1,371)	(2,453)

Summary of Other Equity Reserves
As of December 31, 2021 and 2020, other equity reserves are detailed as follows:

	2021	2020

Cumulative translation effect, net of effects from deferred income taxes recognized directly in equity (note 21.2) and derivative financial instruments designated as cash flow hedges	$(722)	(508)
Cumulative actuarial losses	(529)	(792)
Cumulative coupon payments under perpetual debentures (note 22.4)	(1,070)	(1,059)
Treasury shares repurchased under share repurchase program (note 22.1)	—	(83)
Cumulative coupon payments under subordinated notes 1	(30)	—
Treasury shares held by subsidiaries	(14)	(11)

	$(2,365)	(2,453)

1	Interest accrued under the Parent Company’s subordinated notes described below are recognized as part of other equity reserves.

Summary of Translation Effects of Foreign Subsidiaries Included in Statements of Comprehensive Income (Loss)
For the years ended December 31, 2021, 2020 and 2019, the translation effects of foreign subsidiaries included in the statements of comprehensive income were as follows:

	2021	2020	2019

Foreign currency translation result 1	$(476)	352	88
Foreign exchange fluctuations from debt 2	89	(126)	19
Foreign exchange fluctuations from intercompany balances 3	(13)	(419)	(47)

	$(400)	(193)	60

1
These effects refer to the result from the translation of the financial statements of foreign subsidiaries and include the changes in fair value of foreign exchange forward contracts designated as hedge of a net investment (note 18.4).

2
Generated by foreign exchange fluctuations over a notional amount of debt in CEMEX, S.A.B. de C.V., associated with the acquisition of foreign subsidiaries and designated as a hedge of the net investment in foreign subsidiaries (note 3.4).

3
Refers to foreign exchange fluctuations arising from balances with related parties in foreign currencies that are of a long-term investment nature considering that their liquidation is not anticipated in the foreseeable future and foreign exchange fluctuations over a notional amount of debt of a subsidiary of CEMEX España identified and designated as a hedge of the net investment in foreign subsidiaries.